VIRTUS GROWTH & INCOME FUND
Virtus Growth & Income Fund
Investment Objective
The fund has investment objectives of capital appreciation and current income.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 79 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 95 of the fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS GROWTH & INCOME FUND	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder's fee has been paid.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS GROWTH & INCOME FUND	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.39%	2.14%	1.14%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS GROWTH & INCOME FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	708	990	1,242	2,148
Class C	Sold	317	670	1,149	2,472
Class I	Sold or Held	116	362	628	1,386

Expense Example, No Redemption VIRTUS GROWTH & INCOME FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	708	990	1,242	2,148
Class C	Held	217	670	1,149	2,472
Class I	Sold or Held	116	362	628	1,386

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 283% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equity securities, mainly common stocks. Although the fund may invest in companies of any size and from any country, it invests primarily in large U.S. companies. The subadviser may favor securities from different industries and companies at different times. At times, the fund’s assets may be invested in securities in relatively few industries or sectors.

The subadviser uses quantitative analysis to evaluate each company’s stock price relative to the company’s earnings, operating trends, market outlook and other measures of performance potential. The fund generally may invest in futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class to keep cash on hand to meet shareholder redemptions.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund, including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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  Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	17.89%	Worst Quarter:	Q4/2008:	-20.00%	Year to date (6/30/2014):	7.84%

Average Annual Total Returns (for the periods ended 12/31/13; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS GROWTH & INCOME FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Return Before Taxes	21.33%	13.65%	5.82%
Class A Return After Taxes on Distributions	Return After Taxes on Distributions	19.10%	13.13%	5.52%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	13.84%	10.96%	4.68%
Class C	Return Before Taxes	27.76%	14.15%	5.65%
Class I	Return Before Taxes	29.05%	15.28%		4.70%	Nov. 13, 2007
Class I S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)				5.99%	Nov. 13, 2007
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.